Insurance contracts and private pension (Tables)	12 Months Ended
Dec. 31, 2025
Insurance Contracts And Private Pension [Abstract]
Schedule of Insurance Contracts and Private Pension Portfolios and Measurement Approach
Insurance contracts and private pension portfolios and measurement approach are presented below:

	Note	12/31/2025			12/31/2024
		(Assets) / liabilities	Income		(Assets) / liabilities	Income
			Contractual	Financial		Contractual	Financial
General model (BBA)		14,307	3,301	(826)	16,399	2,332	(1,385)
lnsurance	27a I	5,897	3,126	(309)	5,752	2,463	(268)
Private pension	27a II	8,410	175	(517)	10,647	(131)	(1,117)
Variable fee approach (VFA)	27a II	338,116	1,543	(41,332)	289,823	1,869	(22,310)
Private pension		338,116	1,543	(41,332)	289,823	1,869	(22,310)
Simplified model (PAA)	27a I	618	2,725	8	611	2,335	16
lnsurance		642	2,765	4	631	2,382	11
Reinsurance		(24)	(40)	4	(20)	(47)	5
Total Insurance contracts and private pension		353,041	7,569	(42,150)	306,833	6,536	(23,679)
lnsurance		6,539	5,891	(305)	6,383	4,845	(257)
Reinsurance		(24)	(40)	4	(20)	(47)	5
Private pension		346,526	1,718	(41,849)	300,470	1,738	(23,427)
Current		16,861	-	-	17,913	-	-
Non-current		336,180	-	-	288,920	-	-

Schedule of Reconciliation of Insurance

	12/31/2025				12/31/2024
	Liability for remaining coverage	Loss component of the liability for remaining coverage	Liability for incurred claims	Total	Liability for remaining coverage	Loss component of the liability for remaining coverage	Liability for incurred claims	Total
Opening balance - 01/01	3,868	1,850	645	6,363	3,015	1,960	609	5,584
Income from insurance contracts and private pension	(8,061)	469	1,741	(5,851)	(6,446)	(39)	1,687	(4,798)
Financial income from insurance contracts and private pension	104	(12)	11	103	233	(71)	-	162
Premiums received, claims and other expenses paid	7,616	-	(1,716)	5,900	7,066	-	(1,651)	5,415
Closing balance	3,527	2,307	681	6,515	3,868	1,850	645	6,363

Schedule of Reconciliation of Insurance One

	12/31/2025				12/31/2024
	Estimate of present value of future cash flows	Contractual service margin	Risk adjustment for non-financial risk	Total	Estimate of present value of future cash flows	Contractual service margin	Risk adjustment for non-financial risk	Total
Opening balance - 01/01	146	5,928	289	6,363	86	5,215	283	5,584
Realization of insurance contractual margin	-	(6,369)	-	(6,369)	-	(5,194)	-	(5,194)
Actuarial remeasurements	993	(508)	33	518	1,557	(1,151)	(10)	396
Income from insurance contracts and private pension	993	(6,877)	33	(5,851)	1,557	(6,345)	(10)	(4,798)
New recognized insurance contracts	(6,885)	6,872	13	-	(6,760)	6,743	17	-
Financial income from insurance contracts and private pension	(260)	374	(11)	103	(152)	315	(1)	162
Recognized in income for the period	(88)	374	15	301	(76)	315	13	252
Recognized in other comprehensive income	(172)	-	(26)	(198)	(76)	-	(14)	(90)
Premiums received, claims and other expenses paid	5,900	-	-	5,900	5,415	-	-	5,415
Closing balance	(106)	6,297	324	6,515	146	5,928	289	6,363

Schedule of Reconciliation of Private Pension

	12/31/2025				12/31/2024
	Liability for remaining coverage	Loss component of the liability for remaining coverage	Liability for incurred claims	Total	Liability for remaining coverage	Loss component of the liability for remaining coverage	Liability for incurred claims	Total
Opening balance - 01/01	299,662	716	92	300,470	265,128	595	98	265,821
Income from insurance contracts and private pension	(77,896)	(222)	76,400	(1,718)	(89,794)	137	87,919	(1,738)
Financial income from insurance contracts and private pension	40,997	(345)	5	40,657	22,753	(16)	(1)	22,736
Premiums received, claims and other expenses paid	83,515	-	(76,398)	7,117	101,575	-	(87,924)	13,651
Closing Balance	346,278	149	99	346,526	299,662	716	92	300,470

Schedule of Reconciliation of Private Pension One

	12/31/2025				12/31/2024
	Estimate of present value of future cash flows	Contractual service margin	Risk adjustment for non-financial Risk	Total	Estimate of present value of future cash flows	Contractual service margin	Risk adjustment for non-financial Risk	Total
Opening balance - 01/01	279,220	20,944	306	300,470	245,564	19,936	321	265,821
Realization of insurance contractual margin	-	(1,572)	-	(1,572)	-	(1,899)	-	(1,899)
Actuarial remeasurements	(1,706)	1,594	(34)	(146)	379	(196)	(22)	161
Income from insurance contracts and private pension	(1,706)	22	(34)	(1,718)	379	(2,095)	(22)	(1,738)
New recognized insurance contracts	(3,597)	3,589	8	-	(3,103)	3,097	6	-
Financial Income from insurance contracts and private pension	40,656	6	(5)	40,657	22,729	6	1	22,736
Recognized in income for the period	41,832	6	11	41,849	23,410	6	11	23,427
Recognized in other comprehensive income	(1,176)	-	(16)	(1,192)	(681)	-	(10)	(691)
Premiums received, claims and other expenses paid	7,117	-	-	7,117	13,651	-	-	13,651
Closing balance	321,690	24,561	275	346,526	279,220	20,944	306	300,470

Schedule of Contractual Service Margin
ITAÚ UNIBANCO HOLDING expects to recognize the Contractual service margin in income according to the terms and amounts shown below:

Period	12/31/2025			12/31/2024
	lnsurance	Private Pension	Total	lnsurance	Private Pension	Total
1 year	3,132	2,072	5,204	2,388	2,068	4,456
2 years	1,880	2,248	4,128	1,638	2,084	3,722
3 years	956	2,410	3,366	1,188	2,115	3,303
4 years	263	2,242	2,505	580	2,077	2,657
5 years	58	2,083	2,141	115	1,935	2,050
Over 5 years	8	13,506	13,514	19	10,665	10,684
Total	6,297	24,561	30,858	5,928	20,944	26,872

Schedule of Discount Rates
The rates used by indexing unit to discount cash flows from insurance contracts and private pension are as follows:

	12/31/2025					12/31/2024
Indexes	1 year	3 years	5 years	10 years	20 years	1 year	3 years	5 years	10 years	20 years
IGPM	7.29%	8.04%	7.98%	7.58%	7.34%	7.43%	5.69%	6.29%	6.18%	5.88%
IPCA	9.13%	7.80%	7.62%	7.23%	7.04%	7.63%	8.05%	7.79%	7.59%	7.36%
TR	11.69%	11.33%	11.55%	11.65%	11.63%	13.07%	13.48%	13.24%	12.78%	12.58%

Schedule of Claims Development

Occurrence date	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025	Total
At the end of event period	1,265	1,167	1,125	1,205	1,240
After 1 year	1,530	1,416	1,383	1,467
After 2 years	1,571	1,444	1,421
After 3 years	1,584	1,460
After 4 years	1,596
Accumulated payments through base date	1,562	1,445	1,409	1,457	1,155	7,028
Liabilities recognized in the balance sheet						732
Liabilities in relation to prior periods						19
Other estimates						32
Adjustment to present value						(46)
Risk adjustment to non-financial risk						43
Liability for claims incurred at 12/31/2025						780